Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 6,793	$ 6,483
Pension	422	323
Accrued expenses	35	138
Section 163(j) interest expense carryforward	84	165
Capitalized R&D	332	689
GAAP to statutory adjustments	741	686
Other	217	152
Total gross deferred tax assets	8,624	8,636
Less: valuation allowance	(8,139)	(8,264)
Total deferred tax assets, net of valuation allowance	485	372
Depreciation	6	7
GAAP to statutory adjustments	418	424
Other	173	51
Total gross deferred tax liabilities	597	482
Net deferred tax liabilities	$ 112	$ 110